Condensed Consolidating Financial Information (Tables)	12 Months Ended
Nov. 03, 2019
Condensed Financial Information Disclosure [Abstract]
Condensed Consolidating Balance Sheets

	Condensed Consolidating Balance Sheets
	November 3, 2019
	Parent Guarantor		Subsidiary Issuers		Non-Guarantor Subsidiaries	Eliminations	Consolidated Totals

	(In millions)
ASSETS
Current assets:
Cash and cash equivalents	$374		$613		$4,068	$—	$5,055
Trade accounts receivable, net	—		—		3,259	—	3,259
Inventory	—		—		874	—	874
Intercompany receivable	59		439		35	(533)	—
Intercompany loan receivable	—		10,576		9,188	(19,764)	—
Other current assets	58		37		634	—	729
Total current assets	491		11,665		18,058	(20,297)	9,917
Long-term assets:
Property, plant and equipment, net	—		759		1,806	—	2,565
Goodwill	—		1,360		35,354	—	36,714
Intangible assets, net	—		76		17,478	—	17,554
Investment in subsidiaries	51,558		45,981		—	(97,539)	—
Intercompany loan receivable, long-term	—		—		932	(932)	—
Other long-term assets	25		95		623	—	743
Total assets	$52,074		$59,936		$74,251	$(118,768)	$67,493
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$24		$38		$793	$—	$855
Employee compensation and benefits	—		179		462	—	641
Current portion of long-term debt	—		2,750		37	—	2,787
Intercompany payable	32		4		497	(533)	—
Intercompany loan payable	13,709		4,935		1,120	(19,764)	—
Other current liabilities	25		186		2,405	—	2,616
Total current liabilities	13,790		8,092		5,314	(20,297)	6,899
Long-term liabilities:
Long-term debt	13,440		14,731		1,840	—	30,011
Deferred tax liabilities	(126)	(a)	(295)	(a)	1,952	—	1,531
Intercompany loan payable, long-term	—		932		—	(932)	—
Unrecognized tax benefits	—		2,422		847	—	3,269
Other long-term liabilities	—		107		706	—	813
Total liabilities	27,104		25,989		10,659	(21,229)	42,523
Preferred stock dividend obligation	29		—		—	—	29
Total stockholders’ equity	24,941		33,947		63,592	(97,539)	24,941
Total liabilities and equity	$52,074		$59,936		$74,251	$(118,768)	$67,493
________________________________
(a) Amount represents net deferred tax assets that are offset by net deferred tax liabilities on a consolidated basis.

	Condensed Consolidating Balance Sheets
	November 4, 2018
	Parent Guarantor	Subsidiary Issuers		Non-Guarantor Subsidiaries	Eliminations	Consolidated Totals

	(In millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$2,461		$1,831	$—	$4,292
Trade accounts receivable, net	—	—		3,325	—	3,325
Inventory	—	—		1,124	—	1,124
Intercompany receivable	56	182		67	(305)	—
Intercompany loan receivable	—	9,780		4,713	(14,493)	—
Other current assets	52	37		277	—	366
Total current assets	108	12,460		11,337	(14,798)	9,107
Long-term assets:
Property, plant and equipment, net	—	772		1,863	—	2,635
Goodwill	—	1,360		25,553	—	26,913
Intangible assets, net	—	84		10,678	—	10,762
Investment in subsidiaries	35,268	46,742		—	(82,010)	—
Intercompany loan receivable, long-term	—	—		991	(991)	—
Other long-term assets	—	250		457	—	707
Total assets	$35,376	$61,668		$50,879	$(97,799)	$50,124
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$19	$44		$748	$—	$811
Employee compensation and benefits	—	272		443	—	715
Intercompany payable	9	58		238	(305)	—
Intercompany loan payable	8,691	4,713		1,089	(14,493)	—
Other current liabilities	—	219		593	—	812
Total current liabilities	8,719	5,306		3,111	(14,798)	2,338
Long-term liabilities:
Long-term debt	—	17,456		37	—	17,493
Deferred tax liabilities	—	(47)	(a)	216	—	169
Intercompany loan payable, long-term	—	991		—	(991)	—
Unrecognized tax benefits	—	2,563		525	—	3,088
Other long-term liabilities	—	131		248	—	379
Total liabilities	8,719	26,400		4,137	(15,789)	23,467
Total stockholders’ equity	26,657	35,268		46,742	(82,010)	26,657
Total liabilities and equity	$35,376	$61,668		$50,879	$(97,799)	$50,124

Condensed Consolidating Statements of Operations

	Condensed Consolidating Statements of Operations and Comprehensive Income
	Fiscal Year Ended
	November 3, 2019
	Parent Guarantor	Subsidiary Issuers	Non-Guarantor Subsidiaries	Eliminations	Consolidated Totals

	(In millions)
Net revenue:
Products	$—	$—	$18,117	$—	$18,117
Subscriptions and services	—	—	4,480	—	4,480
Intercompany revenue	—	1,573	—	(1,573)	—
Total net revenue	—	1,573	22,597	(1,573)	22,597
Cost of revenue:
Cost of products sold	—	138	6,070	—	6,208
Cost of subscriptions and services	—	15	500	—	515
Intercompany cost of products sold	—	—	122	(122)	—
Amortization of acquisition-related intangible assets	—	—	3,314	—	3,314
Restructuring charges	—	(7)	84	—	77
Total cost of revenue	—	146	10,090	(122)	10,114
Gross margin	—	1,427	12,507	(1,451)	12,483
Research and development	—	1,885	2,811	—	4,696
Intercompany operating expense	—	—	1,451	(1,451)	—
Selling, general and administrative	129	324	1,256	—	1,709
Amortization of acquisition-related intangible assets	—	—	1,898	—	1,898
Restructuring, impairment and disposal charges	—	17	719	—	736
Total operating expenses	129	2,226	8,135	(1,451)	9,039
Operating income (loss)	(129)	(799)	4,372	—	3,444
Interest expense	(753)	(591)	(100)	—	(1,444)
Intercompany interest expense	(369)	(162)	(35)	566	—
Other income, net	3	25	198	—	226
Intercompany interest income	—	308	258	(566)	—
Intercompany other income (expense), net	893	—	(893)	—	—
Income (loss) from continuing operations before income taxes and earnings in subsidiaries	(355)	(1,219)	3,800	—	2,226
Provision for (benefit from) income taxes	(277)	136	(369)	—	(510)
Income (loss) from continuing operations before earnings in subsidiaries	(78)	(1,355)	4,169	—	2,736
Earnings in subsidiaries	2,802	5,299	—	(8,101)	—
Income from continuing operations and earnings in subsidiaries	2,724	3,944	4,169	(8,101)	2,736
Loss from discontinued operations, net of income taxes	—	—	(12)	—	(12)
Net income	$2,724	$3,944	$4,157	$(8,101)	$2,724

Net income	$2,724	$3,944	$4,157	$(8,101)	$2,724
Other comprehensive loss, net of tax:
Change in actuarial loss and prior service costs associated with defined benefit pension plans and post-retirement benefit plans	—	—	(24)	—	(24)
Other comprehensive loss	—	—	(24)	—	(24)
Comprehensive income	$2,724	$3,944	$4,133	$(8,101)	$2,700

	Condensed Consolidating Statements of Operations and Comprehensive Income
	Fiscal Year Ended
	November 4, 2018
	Parent Guarantor	Subsidiary Issuers	Non-Guarantor Subsidiaries	Eliminations	Consolidated Totals

	(In millions)
Net revenue:
Products	$—	$—	$19,754	$—	$19,754
Subscriptions and services	—	—	1,094	—	1,094
Intercompany revenue	—	1,924	—	(1,924)	—
Total net revenue	—	1,924	20,848	(1,924)	20,848
Cost of revenue:
Cost of products sold	—	120	6,804	—	6,924
Cost of subscriptions and services	—	12	85	—	97
Intercompany cost of products sold	—	—	126	(126)	—
Purchase accounting effect on inventory	—	—	70	—	70
Amortization of acquisition-related intangible assets	—	—	3,004	—	3,004
Restructuring charges	—	1	19	—	20
Total cost of revenue	—	133	10,108	(126)	10,115
Gross margin	—	1,791	10,740	(1,798)	10,733
Research and development	—	1,651	2,117	—	3,768
Intercompany operating expense	—	—	1,798	(1,798)	—
Selling, general and administrative	31	297	728	—	1,056
Amortization of acquisition-related intangible assets	—	—	541	—	541
Restructuring, impairment and disposal charges	—	53	166	—	219
Litigation settlements	—	14	—	—	14
Total operating expenses	31	2,015	5,350	(1,798)	5,598
Operating income (loss)	(31)	(224)	5,390	—	5,135
Interest expense	—	(626)	(2)	—	(628)
Intercompany interest expense	(67)	(199)	(1,449)	1,715	—
Impairment on investment	—	—	(106)	—	(106)
Other income, net	—	88	56	—	144
Intercompany interest income	—	1,516	199	(1,715)	—
Intercompany other income (expense), net	111	(56)	(55)	—	—
Income from continuing operations before income taxes and earnings in subsidiaries	13	499	4,033	—	4,545
Provision for (benefit from) income taxes	44	(7,878)	(250)	—	(8,084)
Income (loss) from continuing operations before earnings in subsidiaries	(31)	8,377	4,283	—	12,629
Earnings in subsidiaries	12,290	4,266	—	(16,556)	—
Income from continuing operations and earnings in subsidiaries	12,259	12,643	4,283	(16,556)	12,629
Loss from discontinued operations, net of income taxes	—	(2)	(17)	—	(19)
Net income	12,259	12,641	4,266	(16,556)	12,610
Net income attributable to noncontrolling interest	—	351	—	—	351
Net income attributable to common stock	$12,259	$12,290	$4,266	$(16,556)	$12,259

Net income	$12,259	$12,641	$4,266	$(16,556)	$12,610
Other comprehensive loss, net of tax:
Change in actuarial loss and prior service costs associated with defined benefit pension plans and post-retirement benefit plans	—	—	(8)	—	(8)
Other comprehensive loss	—	—	(8)	—	(8)
Comprehensive income	12,259	12,641	4,258	(16,556)	12,602
Comprehensive income attributable to noncontrolling interest	—	351	—	—	351
Comprehensive income attributable to Broadcom Inc. stockholders	$12,259	$12,290	$4,258	$(16,556)	$12,251

	Condensed Consolidating Statements of Operations and Comprehensive Income
	Fiscal Year Ended
	October 29, 2017
	Parent Guarantor	Subsidiary Issuers	Non-Guarantor Subsidiaries	Eliminations	Consolidated Totals

	(In millions)
Net revenue:
Products	$—	$71	$16,962	$—	$17,033
Subscriptions and services	—	2	601	—	603
Intercompany revenue	—	2,046	8	(2,054)	—
Total net revenue	—	2,119	17,571	(2,054)	17,636
Cost of revenue:
Cost of products sold	—	142	6,407	—	6,549
Cost of subscriptions and services	—	12	32	—	44
Intercompany cost of products sold	—	(12)	174	(162)	—
Purchase accounting effect on inventory	—	—	4	—	4
Amortization of acquisition-related intangible assets	—	7	2,504	—	2,511
Restructuring charges	—	5	14	—	19
Total cost of revenue	—	154	9,135	(162)	9,127
Gross margin	—	1,965	8,436	(1,892)	8,509
Research and development	—	1,490	1,812	—	3,302
Intercompany operating expense	—	(66)	1,958	(1,892)	—
Selling, general and administrative	—	339	450	—	789
Amortization of acquisition-related intangible assets	—	7	1,757	—	1,764
Restructuring, impairment and disposal charges	—	54	107	—	161
Litigation settlements	—	—	122	—	122
Total operating expenses	—	1,824	6,206	(1,892)	6,138
Operating income	—	141	2,230	—	2,371
Interest expense	—	(411)	(43)	—	(454)
Intercompany interest expense	—	(274)	(1,425)	1,699	—
Loss on extinguishment of debt	—	(59)	(107)	—	(166)
Other income, net	—	30	44	—	74
Intercompany interest income	—	1,425	274	(1,699)	—
Intercompany other income (expense), net	—	(589)	589	—	—
Income from continuing operations before income taxes and earnings in subsidiaries	—	263	1,562	—	1,825
Provision for (benefit from) income taxes	—	67	(32)	—	35
Income from continuing operations before earnings in subsidiaries	—	196	1,594	—	1,790
Earnings in subsidiaries	1,692	1,601	—	(3,293)	—
Income from continuing operations and earnings in subsidiaries	1,692	1,797	1,594	(3,293)	1,790
Income (loss) from discontinued operations, net of income taxes	—	(13)	7	—	(6)
Net income	1,692	1,784	1,601	(3,293)	1,784
Net income attributable to noncontrolling interest	—	92	—	—	92
Net income attributable to common stock	$1,692	$1,692	$1,601	$(3,293)	$1,692

Net income	$1,692	$1,784	$1,601	$(3,293)	$1,784
Other comprehensive income, net of tax:
Change in actuarial loss and prior service costs associated with defined benefit pension plans and post-retirement benefit plans	—	—	43	—	43
Other comprehensive income	—	—	43	—	43
Comprehensive income	1,692	1,784	1,644	(3,293)	1,827
Comprehensive income attributable to noncontrolling interest	—	92	—	—	92
Comprehensive income attributable to Broadcom Inc. stockholders	$1,692	$1,692	$1,644	$(3,293)	$1,735

Condensed Consolidating Statements of Comprehensive Income (Loss)

	Condensed Consolidating Statements of Operations and Comprehensive Income
	Fiscal Year Ended
	November 3, 2019
	Parent Guarantor	Subsidiary Issuers	Non-Guarantor Subsidiaries	Eliminations	Consolidated Totals

	(In millions)
Net revenue:
Products	$—	$—	$18,117	$—	$18,117
Subscriptions and services	—	—	4,480	—	4,480
Intercompany revenue	—	1,573	—	(1,573)	—
Total net revenue	—	1,573	22,597	(1,573)	22,597
Cost of revenue:
Cost of products sold	—	138	6,070	—	6,208
Cost of subscriptions and services	—	15	500	—	515
Intercompany cost of products sold	—	—	122	(122)	—
Amortization of acquisition-related intangible assets	—	—	3,314	—	3,314
Restructuring charges	—	(7)	84	—	77
Total cost of revenue	—	146	10,090	(122)	10,114
Gross margin	—	1,427	12,507	(1,451)	12,483
Research and development	—	1,885	2,811	—	4,696
Intercompany operating expense	—	—	1,451	(1,451)	—
Selling, general and administrative	129	324	1,256	—	1,709
Amortization of acquisition-related intangible assets	—	—	1,898	—	1,898
Restructuring, impairment and disposal charges	—	17	719	—	736
Total operating expenses	129	2,226	8,135	(1,451)	9,039
Operating income (loss)	(129)	(799)	4,372	—	3,444
Interest expense	(753)	(591)	(100)	—	(1,444)
Intercompany interest expense	(369)	(162)	(35)	566	—
Other income, net	3	25	198	—	226
Intercompany interest income	—	308	258	(566)	—
Intercompany other income (expense), net	893	—	(893)	—	—
Income (loss) from continuing operations before income taxes and earnings in subsidiaries	(355)	(1,219)	3,800	—	2,226
Provision for (benefit from) income taxes	(277)	136	(369)	—	(510)
Income (loss) from continuing operations before earnings in subsidiaries	(78)	(1,355)	4,169	—	2,736
Earnings in subsidiaries	2,802	5,299	—	(8,101)	—
Income from continuing operations and earnings in subsidiaries	2,724	3,944	4,169	(8,101)	2,736
Loss from discontinued operations, net of income taxes	—	—	(12)	—	(12)
Net income	$2,724	$3,944	$4,157	$(8,101)	$2,724

Net income	$2,724	$3,944	$4,157	$(8,101)	$2,724
Other comprehensive loss, net of tax:
Change in actuarial loss and prior service costs associated with defined benefit pension plans and post-retirement benefit plans	—	—	(24)	—	(24)
Other comprehensive loss	—	—	(24)	—	(24)
Comprehensive income	$2,724	$3,944	$4,133	$(8,101)	$2,700

	Condensed Consolidating Statements of Operations and Comprehensive Income
	Fiscal Year Ended
	November 4, 2018
	Parent Guarantor	Subsidiary Issuers	Non-Guarantor Subsidiaries	Eliminations	Consolidated Totals

	(In millions)
Net revenue:
Products	$—	$—	$19,754	$—	$19,754
Subscriptions and services	—	—	1,094	—	1,094
Intercompany revenue	—	1,924	—	(1,924)	—
Total net revenue	—	1,924	20,848	(1,924)	20,848
Cost of revenue:
Cost of products sold	—	120	6,804	—	6,924
Cost of subscriptions and services	—	12	85	—	97
Intercompany cost of products sold	—	—	126	(126)	—
Purchase accounting effect on inventory	—	—	70	—	70
Amortization of acquisition-related intangible assets	—	—	3,004	—	3,004
Restructuring charges	—	1	19	—	20
Total cost of revenue	—	133	10,108	(126)	10,115
Gross margin	—	1,791	10,740	(1,798)	10,733
Research and development	—	1,651	2,117	—	3,768
Intercompany operating expense	—	—	1,798	(1,798)	—
Selling, general and administrative	31	297	728	—	1,056
Amortization of acquisition-related intangible assets	—	—	541	—	541
Restructuring, impairment and disposal charges	—	53	166	—	219
Litigation settlements	—	14	—	—	14
Total operating expenses	31	2,015	5,350	(1,798)	5,598
Operating income (loss)	(31)	(224)	5,390	—	5,135
Interest expense	—	(626)	(2)	—	(628)
Intercompany interest expense	(67)	(199)	(1,449)	1,715	—
Impairment on investment	—	—	(106)	—	(106)
Other income, net	—	88	56	—	144
Intercompany interest income	—	1,516	199	(1,715)	—
Intercompany other income (expense), net	111	(56)	(55)	—	—
Income from continuing operations before income taxes and earnings in subsidiaries	13	499	4,033	—	4,545
Provision for (benefit from) income taxes	44	(7,878)	(250)	—	(8,084)
Income (loss) from continuing operations before earnings in subsidiaries	(31)	8,377	4,283	—	12,629
Earnings in subsidiaries	12,290	4,266	—	(16,556)	—
Income from continuing operations and earnings in subsidiaries	12,259	12,643	4,283	(16,556)	12,629
Loss from discontinued operations, net of income taxes	—	(2)	(17)	—	(19)
Net income	12,259	12,641	4,266	(16,556)	12,610
Net income attributable to noncontrolling interest	—	351	—	—	351
Net income attributable to common stock	$12,259	$12,290	$4,266	$(16,556)	$12,259

Net income	$12,259	$12,641	$4,266	$(16,556)	$12,610
Other comprehensive loss, net of tax:
Change in actuarial loss and prior service costs associated with defined benefit pension plans and post-retirement benefit plans	—	—	(8)	—	(8)
Other comprehensive loss	—	—	(8)	—	(8)
Comprehensive income	12,259	12,641	4,258	(16,556)	12,602
Comprehensive income attributable to noncontrolling interest	—	351	—	—	351
Comprehensive income attributable to Broadcom Inc. stockholders	$12,259	$12,290	$4,258	$(16,556)	$12,251

	Condensed Consolidating Statements of Operations and Comprehensive Income
	Fiscal Year Ended
	October 29, 2017
	Parent Guarantor	Subsidiary Issuers	Non-Guarantor Subsidiaries	Eliminations	Consolidated Totals

	(In millions)
Net revenue:
Products	$—	$71	$16,962	$—	$17,033
Subscriptions and services	—	2	601	—	603
Intercompany revenue	—	2,046	8	(2,054)	—
Total net revenue	—	2,119	17,571	(2,054)	17,636
Cost of revenue:
Cost of products sold	—	142	6,407	—	6,549
Cost of subscriptions and services	—	12	32	—	44
Intercompany cost of products sold	—	(12)	174	(162)	—
Purchase accounting effect on inventory	—	—	4	—	4
Amortization of acquisition-related intangible assets	—	7	2,504	—	2,511
Restructuring charges	—	5	14	—	19
Total cost of revenue	—	154	9,135	(162)	9,127
Gross margin	—	1,965	8,436	(1,892)	8,509
Research and development	—	1,490	1,812	—	3,302
Intercompany operating expense	—	(66)	1,958	(1,892)	—
Selling, general and administrative	—	339	450	—	789
Amortization of acquisition-related intangible assets	—	7	1,757	—	1,764
Restructuring, impairment and disposal charges	—	54	107	—	161
Litigation settlements	—	—	122	—	122
Total operating expenses	—	1,824	6,206	(1,892)	6,138
Operating income	—	141	2,230	—	2,371
Interest expense	—	(411)	(43)	—	(454)
Intercompany interest expense	—	(274)	(1,425)	1,699	—
Loss on extinguishment of debt	—	(59)	(107)	—	(166)
Other income, net	—	30	44	—	74
Intercompany interest income	—	1,425	274	(1,699)	—
Intercompany other income (expense), net	—	(589)	589	—	—
Income from continuing operations before income taxes and earnings in subsidiaries	—	263	1,562	—	1,825
Provision for (benefit from) income taxes	—	67	(32)	—	35
Income from continuing operations before earnings in subsidiaries	—	196	1,594	—	1,790
Earnings in subsidiaries	1,692	1,601	—	(3,293)	—
Income from continuing operations and earnings in subsidiaries	1,692	1,797	1,594	(3,293)	1,790
Income (loss) from discontinued operations, net of income taxes	—	(13)	7	—	(6)
Net income	1,692	1,784	1,601	(3,293)	1,784
Net income attributable to noncontrolling interest	—	92	—	—	92
Net income attributable to common stock	$1,692	$1,692	$1,601	$(3,293)	$1,692

Net income	$1,692	$1,784	$1,601	$(3,293)	$1,784
Other comprehensive income, net of tax:
Change in actuarial loss and prior service costs associated with defined benefit pension plans and post-retirement benefit plans	—	—	43	—	43
Other comprehensive income	—	—	43	—	43
Comprehensive income	1,692	1,784	1,644	(3,293)	1,827
Comprehensive income attributable to noncontrolling interest	—	92	—	—	92
Comprehensive income attributable to Broadcom Inc. stockholders	$1,692	$1,692	$1,644	$(3,293)	$1,735

Condensed Consolidating Statements of Cash Flows

	Condensed Consolidating Statements of Cash Flows
	Fiscal Year Ended
	November 3, 2019
	Parent Guarantor	Subsidiary Issuers	Non-Guarantor Subsidiaries	Eliminations	Consolidated Totals

	(In millions)
Cash flows from operating activities:
Net income	$2,724	$3,944	$4,157	$(8,101)	$2,724
Adjustments to reconcile net income to net cash provided by (used in) operating activities	(3,264)	(4,571)	6,707	8,101	6,973
Net cash provided by (used in) operating activities	(540)	(627)	10,864	—	9,697
Cash flows from investing activities:
Net change in intercompany loans	1,375	(796)	(9,210)	8,631	—
Acquisitions of businesses, net of cash acquired	(17,865)	—	1,832	—	(16,033)
Proceeds from sales of businesses	—	—	957	—	957
Purchases of property, plant and equipment	—	(165)	(297)	30	(432)
Proceeds from disposals of property, plant and equipment	—	30	88	(30)	88
Purchases of investments	(5)	—	—	—	(5)
Proceeds from sales of investments	—	—	5	—	5
Other	—	—	(2)	—	(2)
Net cash used in investing activities	(16,495)	(931)	(6,627)	8,631	(15,422)
Cash flows from financing activities:
Net intercompany borrowings	9,818	156	(1,343)	(8,631)	—
Proceeds from long-term borrowings	28,793	—	—	—	28,793
Repayment of debt	(16,400)	—	(400)	—	(16,800)
Other borrowings	986	—	255	—	1,241
Dividend and distribution payments on common stock and exchangeable limited partnership units	(4,235)	—	—	—	(4,235)
Repurchases of common stock - repurchase program	(5,435)	—	—	—	(5,435)
Shares repurchased for tax withholdings on vesting of equity awards	—	(446)	(526)	—	(972)
Issuance of preferred stock, net	3,679	—	—	—	3,679
Issuance of common stock	253	—	—	—	253
Other	(50)	—	14	—	(36)
Net cash provided by (used in) financing activities	17,409	(290)	(2,000)	(8,631)	6,488
Net change in cash and cash equivalents	374	(1,848)	2,237	—	763
Cash and cash equivalents at beginning of period	—	2,461	1,831	—	4,292
Cash and cash equivalents at end of period	$374	$613	$4,068	$—	$5,055

	Condensed Consolidating Statements of Cash Flows
	Fiscal Year Ended
	November 4, 2018
	Parent Guarantor	Subsidiary Issuers	Non-Guarantor Subsidiaries	Eliminations	Consolidated Totals

	(In millions)
Cash flows from operating activities:
Net income	$12,259	$12,641	$4,266	$(16,556)	$12,610
Adjustments to reconcile net income to net cash provided by (used in) operating activities	(12,323)	(12,893)	4,701	16,785	(3,730)
Net cash provided by (used in) operating activities	(64)	(252)	8,967	229	8,880
Cash flows from investing activities:
Intercompany contributions paid	—	(9,099)	(3,002)	12,101	—
Distributions received from subsidiaries	—	—	1,521	(1,521)	—
Net change in intercompany loans	—	2,637	(261)	(2,376)	—
Acquisitions of businesses, net of cash acquired	—	—	(4,800)	—	(4,800)
Proceeds from sales of businesses	—	—	773	—	773
Purchases of property, plant and equipment	—	(196)	(497)	58	(635)
Proceeds from disposals of property, plant and equipment	—	55	242	(58)	239
Purchases of investments	—	(50)	(199)	—	(249)
Proceeds from sales of investments	—	54	—	—	54
Other	—	(50)	(6)	—	(56)
Net cash used in investing activities	—	(6,649)	(6,229)	8,204	(4,674)
Cash flows from financing activities:
Intercompany contributions received	—	3,231	9,099	(12,330)	—
Net intercompany borrowings	8,690	261	(11,327)	2,376	—
Repayment of debt	—	(117)	(856)	—	(973)
Dividend and distribution payments on common stock and exchangeable limited partnership units	(1,477)	(1,521)	(1,521)	1,521	(2,998)
Repurchases of common stock - repurchase program	(7,258)	—	—	—	(7,258)
Shares repurchased for tax withholdings on vesting of equity awards	—	(20)	(36)	—	(56)
Issuance of common stock	109	—	103	—	212
Other	—	(27)	(18)	—	(45)
Net cash provided by (used in) financing activities	64	1,807	(4,556)	(8,433)	(11,118)
Net change in cash and cash equivalents	—	(5,094)	(1,818)	—	(6,912)
Cash and cash equivalents at the beginning of period	—	7,555	3,649	—	11,204
Cash and cash equivalents at end of period	$—	$2,461	$1,831	$—	$4,292

	Condensed Consolidating Statements of Cash Flows
	Fiscal Year Ended
	October 29, 2017
	Parent Guarantor	Subsidiary Issuers	Non-Guarantor Subsidiaries	Eliminations	Consolidated Totals

	(in millions)
Cash flows from operating activities:
Net income	$1,692	$1,784	$1,601	$(3,293)	$1,784
Adjustments to reconcile net income to net cash provided by operating activities	(1,692)	924	2,077	3,458	4,767
Net cash provided by operating activities	—	2,708	3,678	165	6,551
Cash flows from investing activities:
Intercompany contributions paid	—	—	(40)	40	—
Distributions received from subsidiaries	—	—	1,834	(1,834)	—
Net change in intercompany loans	—	(286)	5,835	(5,549)	—
Acquisitions of businesses, net of cash acquired	—	—	(40)	—	(40)
Proceeds from sales of businesses	—	—	10	—	10
Purchases of property, plant and equipment	—	(254)	(841)	26	(1,069)
Proceeds from disposals of property, plant and equipment	—	25	442	(26)	441
Purchases of investments	—	(200)	(7)	—	(207)
Proceeds from maturities of investments	—	200	—	—	200
Other	—	—	(9)	—	(9)
Net cash provided by (used in) investing activities	—	(515)	7,184	(7,343)	(674)
Cash flows from financing activities:
Intercompany contributions received	—	205	—	(205)	—
Net intercompany borrowings	—	(5,797)	248	5,549	—
Proceeds from long-term borrowings	—	17,426	—	—	17,426
Repayment of debt	—	(5,704)	(7,964)	—	(13,668)
Dividend and distribution payments on common stock and exchangeable limited partnership units	—	(1,834)	(1,745)	1,834	(1,745)
Issuance of common stock	—	—	257	—	257
Other	—	(26)	(14)	—	(40)
Net cash provided by (used in) financing activities	—	4,270	(9,218)	7,178	2,230
Net change in cash and cash equivalents	—	6,463	1,644	—	8,107
Cash and cash equivalents at beginning of period	—	1,092	2,005	—	3,097
Cash and cash equivalents at end of period	$—	$7,555	$3,649	$—	$11,204